February 29, 1996


VIA EDGAR FILING

U.S. Securities & Exchange Commission
ATT:   Filing Desk
450 5th Street,  N.W.
Washington, DC  20549

      RE:   Rule 24(f)-2 Notice for Market Street Fund, Inc.
            File No. 2-98755

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

     1.    Rule 24(f)-2 Notice; and
     2.    Opinion of Counsel.

There is no fee due since Registrant, a registered investment company, sells its shares exclusively to its affiliate, American Skandia Life Assurance Corporation's ("ASLAC") Unit Investment Trust separate accounts that fund variable annuity contracts issued by ASLAC. ASLAC's Unit Investment Trust separate accounts continue to pay the same fee previously paid, that is 1/29 of one percent of the maximum aggregate sale price for which such securities were sold, with any applicable offset permitted by paragraph (c) of Rule 24f-2.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing, I can be reached at
(302) 791-2919.

Very truly yours,

Wendy McGee
Legal Assistant





U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:   Market Street Fund, Inc.
                                  103 Bellevue Parkway
                                  Wilmington, DE  19809

2.  Name of each series or class of funds for which this notice is filed:

            Market Street Growth Portfolio
            Market Street Money Market Portfolio
            Market Street Bond Portfolio
            Market Street Managed Portfolio
            Market Street Aggressive Growth Portfolio
            Market Street International Portfolio

3.  Investment Company Act File Number:       811-4350

    Securities Act File Number:       2-98755


4.  Last day of fiscal year for which this notice is filed:   12/31/95



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                              [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

             N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

             None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

             None

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                                   Number       Sale Price
      Market Street Growth Portfolio             1,376,728     $20,320,117
      Market Street Money Market Portfolio      52,460,129      52,460,129
      Market Street Bond Portfolio                 305,883       3,174,937
      Market Street Managed Portfolio              340,442       4,456,503
      Market Street Aggressive Growth Portfolio    489,394       8,017,391
      Market Street International Portfolio        861,466      10,317,409

      Total                                     55,834,042     $98,746,486


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                                   Number       Sale Price
      Market Street Growth Portfolio             2,337,918     $33,193,164
      Market Street Money Market Portfolio      53,879,375      53,879,375
      Market Street Bond Portfolio                 378,188       3,911,063
      Market Street Managed Portfolio              454,898       5,904,243
      Market Street Aggressive Growth Portfolio    498,166       8,149,232
      Market Street International Portfolio        937,530      11,165,522

      Total                                     58,486,075    $116,202,599

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
                                                     Number       Sale Price
      Market Street Growth Portfolio                 961,190     $12,873,047
      Market Street Money Market Portfolio         1,419,246       1,419,246
      Market Street Bond Portfolio                    72,305         736,126
      Market Street Managed Portfolio                114,456       1,447,740
      Market Street Aggressive Growth Portfolio        8,772         131,841
      Market Street International Portfolio           76,064         848,113

      Total                                        2,652,033     $17,456,113

12.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):                 $  98,746,487

     (ii) Aggregate price of shares issued in connection with dividend
          reinvestment plans (from Item 11, if applicable):      +  17,456,113

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal
          year (if applicable):                                 -   62,438,066

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
          applicable)                                           +           0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):               $   53,764,534

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933
          or other applicable law or regulation:                \         2900

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:     $   N/A

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [   ]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By    \s\ Stanley R. Reber
      Stanley R. Reber
      President


Date  February 28, 1996







Provident Mutual
1600 Market Street
P.O. Box 7378
Philadelphia, PA  19101
Telephone (215) 636-5272
Fax (215) 636-5129

Linda E. Senker
Associate General Counsel


February 28, 1996


Market Street Fund, Inc.
103 Bellevue Parkway
Wilmington, DE  19809

RE:     Rule 24f-2 Notice
        File No. 2-98755

Dear Sir:

You have requested my opinion in connection with the Notice which you propose to file pursuant to Rule 24f-2 under the Investment Company Act of 1940 with respect to 1,665,085 shares of your Growth Portfolio, 13,575,595 shares of your Money Market Portfolio, 272,148 shares of your Bond Portfolio, 79,178 shares of your Managed Portfolio, 372,182 shares of your Aggressive Growth Portfolio and 596,440 shares of your International Portfolio, $.01 par value each.

As your Counsel, I am familiar with with your organization and corporate status and the validity of such shares. In my opinion, such shares were legally and validly issued, fully paid and non-assessable.


I consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Notice referred to above. In giving such consent, I do not thereby admit that I come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Sincerely,

\s\ Linda E. Senker
Linda E. Senker